SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Summary of basic and diluted net income per share

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Net Loss Attributable to Controlling Interests	$(31,366,517)	$(16,706,718)	$(77,700,292)	$(27,734,136)

Weighted Average Member Units	68,980,596	66,322,878	68,159,532	65,633,949

Basic and Diluted Loss per Member Unit	$(0.45)	$(0.25)	$(1.14)	$(0.42)

	2018	2019	2020
Net Loss Attributable to Controlling Interests	$(43,801,295)	$(35,009,263)	$(41,074,505)
Weighted Average Member Units	24,602,085	47,587,945	65,833,962
Basic and Diluted Loss per Member Unit	$(1.78)	$(0.74)	$(0.62)

Foresight Acquisition Corp [Member]
Summary of Class A common stock subject to possible redemption

At September 30, 2021, the Class A common stock reflected in the condensed balance sheets are reconciled in the following table:

Gross proceeds	$316,250,000
Less:
Proceeds allocated to Public Warrants	(10,857,917)
Class A common stock issuance costs	(6,593,548)
Plus:
Accretion of carrying value to redemption value	17,451,465
Class A common stock subject to possible redemption	$316,250,000

Summary of basic and diluted net income per share

The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

	Three Months Ended		Nine Months Ended
	September 30, 2021		September 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per common stock
Numerator:
Allocation of net income (loss), as adjusted	$3,900,575	$950,132	$(665,697)	$(188,517)
Denominator:
Basic and diluted weighted average stock outstanding	32,457,500	7,906,250	27,345,147	7,743,819
Basic and diluted net income (loss) per common stock	$0.12	$0.12	$(0.02)	$(0.02)